Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted loss per share	$ (0.47)	$ (0.32)
Weighted average common shares outstanding - diluted	11,379,480	10,650,002